Cover	12 Months Ended
Jun. 26, 2021
Cover [Abstract]
Entity Registrant Name	MedMen Enterprises, Inc.
Entity Central Index Key	0001776932
Document Type	POS AM
Amendment Flag	true
Amendment description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-253980), which was initially declared effective by the Securities and Exchange Commission (“SEC”) on March 26, 2021, and the Registration Statement on Form S-1 (File No. 333-256912), which was initially declared effective by the SEC on July 16, 2021, is being filed to update certain information in the prospectus, including information contained in the registrant’s Annual Report on Form 10-K for the fiscal year ended June 26, 2021, which was filed with the SEC on September 24, 2021. Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the prospectus contained in this Post-Effective Amendment will be used as a combined prospectus in connection with the following registration statements: • the Registration Statement on Form S-1 (File No. 333-253980), which was initially declared effective by the SEC on March 26, 2021 (the “March Registration Statement”) and registered an aggregate of 344,138,422 Class B Subordinate Voting Shares, and • the Registration Statement on Form S-1 (File No. 333-256912), which was initially declared effective by the SEC on July 16, 2021 and registered an aggregate of 135,371,705 Class B Subordinate Voting Shares (the “July Registration Statement”). This Post-Effective Amendment is also being filed to (i) deregister 100,101,959 Class B Subordinate Voting Shares under the March Registration Statement, and (ii) deregister 69,482,634 Class B Subordinate Voting Shares under the July Registration Statement. As a result, this Post-Effective Amendment now covers the sale of an aggregate of 309,925,534 Class B Subordinate Voting Shares. No additional securities are being registered under this Post-Effective Amendment. The registration fees for the securities included in this Post-Effective Amendment were paid in connection with the original registration of such shares.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	A1